STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		67 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012
Operating Expenses:
Financing costs associated with valuation of warrants	$ 781,968	$ 77,291	$ 1,826,160	$ 40,000	$ 3,170,319
Operation and administration	439,668	13,803	1,311,615	288,755	2,141,299
Exploration	198,401	9,646	1,273,491	126,841	1,689,834
Consulting	2,916	199,133	416,338	582,572	1,101,381
Stock compensation	139,682	200,051	639,731	286,750	1,066,164
Legal and accounting	77,235	199,648	214,642	138,840	478,583
Impairment of mining interest					11,800
Total operating expenses	1,639,870	699,572	5,681,977	1,463,758	9,659,380
Income (loss) from operations	(1,639,870)	(699,572)	(5,681,977)	(1,463,758)	(9,659,380)
Other income (expense)
Interest income				882	1,220
Interest expense	(81)	(97)	(169)	(189)	(484)
Total other income (expense)	(81)	(97)	(169)	693	736
Loss before income tax	(1,639,951)	(699,669)	(5,682,146)	(1,463,065)	(9,658,644)
Net Income (Loss)	(1,639,951)	(699,669)	(5,682,146)	(1,463,065)	(9,658,644)
Gain (loss) on foreign exchange	9,367	(27,559)	(7,110)	(1,188)	1,071
Comprehensive loss	$ (1,630,584)	$ (727,228)	$ (5,689,256)	$ (1,464,253)	$ (9,657,573)
Net loss per share basic and fully diluted	$ (0.02)	$ (0.01)	$ (0.08)	$ (0.02)
Weighted average common shares basic and diluted	78,278,094	70,933,334	75,705,683	69,733,334